Notes Payable (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended	12 Months Ended
	Nov. 14, 2017	Nov. 29, 2018	Oct. 31, 2019	Jul. 31, 2019	Jul. 31, 2018
Notes Payable [Line Items]
Promissory note			$ 1,000,000	$ 1,000,000
Interest rate			10.00%	10.00%
Repayment of promissory note			$ 1,175,000	$ 1,175,000
Promissory notes description			On 12 November 2018 the notes were amended such that $1,175,000 was repaid and the balance of $1,000,000 would be due on 14 February 2019. As the balance was not repaid on 14 February 2019, interest commenced accruing at 8% per annum and the principal plus interest is to be repaid on the earlier of i) 12 months from due date or ii) within 10 business days of closing a financing greater than $5,000,000. During the year ended 31 July 2019, because the Company completed a financing of more than $500,000,	On 12 November 2018 the notes were amended such that $1,175,000 was repaid and the balance of $1,000,000 would be due on 14 February 2019. As the balance was not repaid on 14 February 2019, interest commenced accruing at 8% per annum and the principal plus interest is to be repaid on the earlier of i) 12 months from due date or ii) within 10 business days of closing a financing greater than $5,000,000. During the year ended 31 July 2019, because the Company completed a financing of more than $500,000,
Common stock shares issued			101,760,232	97,279,891	47,774,817
Deferred finance costs			$ 0	$ (822,494)	$ 0
Prepayment Penalty			$ 0
Accrued interest and accretion				1,242,808	277,219
Notes Payable [Member]
Notes Payable [Line Items]
Accrued interest and accretion				24,443	277,219
Financing cost				500,000
Australis Capital Inc [Member]
Notes Payable [Line Items]
Promissory note		$ 4,000,000
Interest rate		15.00%
Common stock shares issued		1,105,083
Deferred finance costs		$ 822,494
Prepayment Penalty				200,000
Accrued interest and accretion				$ 1,118,051	$ 0
Maturity terms		2 years
NMG
Notes Payable [Line Items]
Promissory note	$ 2,175,000
Present value factor	12.00%
Present value of promissory note	$ 1,887,863
Debt in default, interest rate description	Any unpaid amounts at maturity will bear interest at a rate of 10% per annum
TI Nevada
Notes Payable [Line Items]
Promissory note	$ 500,000